Schedule of Investments (unaudited) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.7%

Airlines — 1.4%
Delta Air Lines, Inc.	201,826	$10,424,313

Banks — 9.1%
Bank of America Corp.(a)	670,595	18,501,688
JPMorgan Chase & Co.(b)	201,668	20,414,852
Regions Financial Corp.	357,380	5,056,927
SunTrust Banks, Inc.	174,782	10,355,833
U.S. Bancorp	259,689	12,514,413

		66,843,713

Beverages — 1.3%
Molson Coors Brewing Co., Class B	166,581	9,936,557

Biotechnology — 2.5%
Biogen, Inc.(c)	47,505	11,229,232
Gilead Sciences, Inc.	116,103	7,547,856

		18,777,088

Capital Markets — 1.4%
E*Trade Financial Corp.	219,185	10,176,760

Chemicals — 1.9%
DowDuPont, Inc.	260,562	13,890,560

Commercial Services & Supplies — 1.6%
KAR Auction Services, Inc.	226,776	11,635,877

Communications Equipment — 3.2%
Cisco Systems, Inc.	432,640	23,358,234

Consumer Finance — 1.8%
Ally Financial, Inc.	303,695	8,348,575
SLM Corp.	519,792	5,151,139

		13,499,714

Containers & Packaging — 1.4%
Packaging Corp. of America	101,800	10,116,884

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	37,317	2,206,554

Electrical Equipment — 2.6%
Emerson Electric Co.	148,632	10,176,833
Hubbell, Inc.	73,020	8,614,900

		18,791,733

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.6%
CDW Corp.	125,226	$12,068,030

Food & Staples Retailing — 2.4%
Walmart, Inc.	179,754	17,531,408

Food Products — 0.8%
J.M. Smucker Co.	53,851	6,273,641

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	145,845	11,858,657

Health Care Providers & Services — 7.3%
Centene Corp.(c)	118,898	6,313,484
Humana, Inc.	51,317	13,650,322
Laboratory Corp. of America Holdings(c)	106,418	16,279,826
UnitedHealth Group, Inc.	69,389	17,157,124

		53,400,756

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	247,365	12,546,353

Household Durables — 2.6%
D.R. Horton, Inc.	354,758	14,679,886
Lennar Corp., Class A	87,906	4,315,306

		18,995,192

Independent Power and Renewable Electricity Producers — 1.5%
AES Corp.	624,869	11,297,631

Insurance — 1.1%
Assured Guaranty Ltd.	184,231	8,185,383

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(c)	32,534	38,288,939
Alphabet, Inc., Class C(c)	1,038	1,217,896

		39,506,835

IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A	220,724	15,991,454

Machinery — 1.2%
Fortive Corp.	103,572	8,688,655

Media — 4.4%
Comcast Corp., Class A(a)	545,198	21,797,016
DISH Network Corp., Class A(c)	339,218	10,749,818

		32,546,834

Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	669,333	8,627,702

Multiline Retail — 3.5%
Dollar General Corp.	119,075	14,205,648

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree, Inc.(c)	107,261	$11,266,695

		25,472,343

Oil, Gas & Consumable Fuels — 6.3%
BP PLC — ADR	333,459	14,578,827
Chevron Corp.	109,309	13,464,683
Marathon Oil Corp.	529,624	8,850,017
Suncor Energy, Inc.	295,970	9,598,307

		46,491,834

Pharmaceuticals — 5.9%
Novartis AG — ADR	123,337	11,857,619
Novo Nordisk A/S — ADR	233,891	12,234,838
Pfizer, Inc.	461,637	19,605,724

		43,698,181

Road & Rail — 1.5%
Norfolk Southern Corp.	58,697	10,969,882

Semiconductors & Semiconductor Equipment — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	313,376	12,835,881

Software — 6.0%
CDK Global, Inc.	60,887	3,581,373
Microsoft Corp.(a)	347,084	40,935,087

		44,516,460

Specialty Retail — 4.1%
Lowe’s Cos., Inc.(a)	156,034	17,081,042

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(c)	34,272	$13,307,818

		30,388,860

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.(b)	215,652	40,963,097
Dell Technologies, Inc., Class C(c)	12,590	738,907

		41,702,004

Tobacco — 2.5%
Altria Group, Inc.(a)	316,053	18,150,923

Total Long-Term Investments — 100.7% (Cost — $580,342,316)		741,402,886

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(d)(e)	2,902,413	2,902,413

Total Short-Term Securities — 0.4% (Cost — $2,902,413)		2,902,413

Total Investments Before Options Written — 101.1% (Cost — $583,244,729)		744,305,299

Options Written — (1.0)% (Premiums Received — $7,147,671)		(7,604,853)

Total Investments, Net of Options Written — 100.1% (Cost — $576,097,058)		736,700,446

Liabilities in Excess of Other Assets — (0.1)%		(824,068)

Net Assets Applicable to Common Shares — 100.0%		$735,876,378

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,789,354	(11,886,941)	2,902,413	$2,902,413	$24,133	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Portfolio Abbreviations

ADR — American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	3	04/05/19	USD	1,120.00	USD	353	$(17,700)
BP PLC — ADR	320	04/05/19	USD	43.01	USD	1,399	(27,683)
Bank of America Corp.	346	04/05/19	USD	29.98	USD	955	(82)
Baxter International, Inc.	121	04/05/19	USD	75.00	USD	984	(75,020)
Biogen, Inc.	52	04/05/19	USD	342.50	USD	1,229	(1,040)
Cognizant Technology Solutions Corp., Class A	101	04/05/19	USD	74.93	USD	732	(325)
Comcast Corp., Class A	399	04/05/19	USD	38.50	USD	1,595	(59,252)
D.R. Horton, Inc.	189	04/05/19	USD	39.50	USD	782	(38,934)
DISH Network Corp., Class A	471	04/05/19	USD	32.50	USD	1,493	(24,728)
Delta Air Lines, Inc.	126	04/05/19	USD	52.00	USD	651	(6,174)
Delta Air Lines, Inc.	279	04/05/19	USD	51.00	USD	1,441	(29,853)
Dollar General Corp.	65	04/05/19	USD	121.00	USD	775	(3,412)
Dollar General Corp.	115	04/05/19	USD	103.00	USD	1,208	(31,338)
DowDuPont, Inc.	52	04/05/19	USD	55.50	USD	277	(884)
DowDuPont, Inc.	148	04/05/19	USD	56.50	USD	789	(1,184)
E*Trade Financial Corp.	259	04/05/19	USD	49.00	USD	1,203	(3,108)
Freeport-McMoRan, Inc.	534	04/05/19	USD	13.50	USD	688	(4,005)
Freeport-McMoRan, Inc.	526	04/05/19	USD	12.50	USD	678	(26,826)
Humana, Inc.	54	04/05/19	USD	312.50	USD	1,436	(810)
JPMorgan Chase & Co.	81	04/05/19	USD	108.00	USD	820	(162)
JPMorgan Chase & Co.	70	04/05/19	USD	106.00	USD	709	(175)
Lowe’s Cos., Inc.	160	04/05/19	USD	108.00	USD	1,752	(30,960)
Lowe’s Cos., Inc.	74	04/05/19	USD	103.00	USD	810	(49,580)
Marathon Oil Corp.	528	04/05/19	USD	17.00	USD	882	(8,184)
Molson Coors Brewing Co.	241	04/05/19	USD	64.00	USD	1,438	(1,205)
Norfolk Southern Corp.	76	04/05/19	USD	180.00	USD	1,420	(55,480)
Pfizer, Inc.	47	04/05/19	USD	43.50	USD	200	(141)
Pfizer, Inc.	47	04/05/19	USD	44.00	USD	200	(188)
Pfizer, Inc.	25	04/05/19	USD	42.50	USD	106	(837)
Pfizer, Inc.	222	04/05/19	USD	42.04	USD	943	(14,308)
Suncor Energy, Inc.	297	04/05/19	USD	35.00	USD	963	(891)
U.S. Bancorp	138	04/05/19	USD	51.67	USD	665	(18)
Walmart, Inc.	228	04/05/19	USD	101.00	USD	2,224	(342)
Regions Financial Corp.	624	04/09/19	USD	15.60	USD	883	(446)
JPMorgan Chase & Co.	52	04/10/19	USD	105.25	USD	526	(1,040)
Alphabet, Inc., Class A	24	04/12/19	USD	1,160.00	USD	2,825	(65,520)
Apple, Inc.	136	04/12/19	USD	177.50	USD	2,583	(175,100)
Bank of America Corp.	346	04/12/19	USD	29.98	USD	955	(880)
Carnival Corp.	381	04/12/19	USD	56.50	USD	1,932	(1,905)
Cisco Systems, Inc.	116	04/12/19	USD	52.00	USD	626	(24,070)
Cognizant Technology Solutions Corp., Class A	101	04/12/19	USD	72.00	USD	732	(12,877)
Comcast Corp., Class A	19	04/12/19	USD	40.00	USD	76	(893)
D.R. Horton, Inc.	283	04/12/19	USD	41.00	USD	1,171	(32,687)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DowDuPont, Inc.	74	04/12/19	USD	57.00	USD	394	$(1,036)
E*Trade Financial Corp.	176	04/12/19	USD	48.00	USD	817	(12,408)
Freeport-McMoRan, Inc.	525	04/12/19	USD	13.00	USD	677	(17,325)
JPMorgan Chase & Co.	69	04/12/19	USD	107.00	USD	698	(621)
JPMorgan Chase & Co.	52	04/12/19	USD	106.00	USD	526	(806)
Lowe’s Cos., Inc.	109	04/12/19	USD	105.00	USD	1,193	(52,048)
Marathon Oil Corp.	485	04/12/19	USD	17.50	USD	810	(6,062)
Microsoft Corp.	169	04/12/19	USD	113.00	USD	1,993	(89,148)
Novartis AG — ADR	71	04/12/19	USD	91.25	USD	683	(36,007)
Pfizer, Inc.	47	04/12/19	USD	44.50	USD	200	(235)
Pfizer, Inc.	25	04/12/19	USD	43.00	USD	106	(687)
Pfizer, Inc.	151	04/12/19	USD	43.18	USD	641	(3,585)
U.S. Bancorp	164	04/12/19	USD	52.00	USD	790	(492)
U.S. Bancorp	68	04/12/19	USD	51.00	USD	328	(204)
Walmart, Inc.	174	04/12/19	USD	98.50	USD	1,697	(11,484)
AES Corp.	780	04/18/19	USD	18.00	USD	1,410	(35,100)
Ally Financial, Inc.	1,240	04/18/19	USD	27.00	USD	3,409	(120,900)
Altria Group, Inc.	453	04/18/19	USD	57.50	USD	2,602	(43,035)
Assured Guaranty Ltd.	431	04/18/19	USD	44.00	USD	1,915	(44,609)
Assured Guaranty Ltd.	213	04/18/19	USD	45.00	USD	946	(10,650)
BP PLC — ADR	320	04/18/19	USD	43.00	USD	1,399	(36,320)
Bank of America Corp.	733	04/18/19	USD	30.00	USD	2,022	(4,031)
Biogen, Inc.	13	04/18/19	USD	340.00	USD	307	(195)
CDW Corp.	351	04/18/19	USD	100.00	USD	3,383	(14,040)
CDW Corp.	328	04/18/19	USD	92.75	USD	3,161	(152,929)
Carnival Corp.	246	04/18/19	USD	57.50	USD	1,248	(1,230)
Chevron Corp.	106	04/18/19	USD	120.00	USD	1,306	(45,050)
Cisco Systems, Inc.	171	04/18/19	USD	50.00	USD	923	(67,973)
Cognizant Technology Solutions Corp., Class A	94	04/18/19	USD	75.00	USD	681	(2,115)
Comcast Corp., Class A	292	04/18/19	USD	40.00	USD	1,167	(17,374)
D.R. Horton, Inc.	95	04/18/19	USD	41.00	USD	393	(13,062)
DISH Network Corp., Class A	471	04/18/19	USD	32.50	USD	1,493	(34,148)
Dell Technologies, Inc.	98	04/18/19	USD	62.50	USD	575	(3,185)
Dell Technologies, Inc.	27	04/18/19	USD	60.00	USD	158	(2,632)
Delta Air Lines, Inc.	279	04/18/19	USD	50.00	USD	1,441	(67,937)
Delta Air Lines, Inc.	200	04/18/19	USD	52.00	USD	1,033	(24,900)
Dollar General Corp.	115	04/18/19	USD	105.00	USD	1,208	(23,000)
DowDuPont, Inc.	129	04/18/19	USD	55.00	USD	688	(8,191)
DowDuPont, Inc.	73	04/18/19	USD	57.50	USD	389	(1,095)
DowDuPont, Inc.	178	04/18/19	USD	58.00	USD	949	(1,958)
E*Trade Financial Corp.	352	04/18/19	USD	50.00	USD	1,634	(19,888)
Emerson Electric Co.	372	04/18/19	USD	70.00	USD	2,547	(16,740)
Fortive Corp.	314	04/18/19	USD	85.00	USD	2,634	(28,417)
Freeport-McMoRan, Inc.	357	04/18/19	USD	13.00	USD	460	(14,101)
Gilead Sciences, Inc.	181	04/18/19	USD	67.50	USD	1,177	(7,511)
Hubbell, Inc.	355	04/18/19	USD	125.00	USD	4,188	(15,975)
J.M. Smucker Co.	126	04/18/19	USD	110.00	USD	1,468	(90,090)
JPMorgan Chase & Co.	84	04/18/19	USD	105.00	USD	850	(3,360)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
KAR Auction Services, Inc.	490	04/18/19	USD	50.00	USD	2,514	$(113,925)
Laboratory Corp. of America Holdings	380	04/18/19	USD	150.00	USD	5,813	(188,100)
Lennar Corp., Class A	157	04/18/19	USD	50.00	USD	771	(14,365)
Lowe’s Cos., Inc.	66	04/18/19	USD	110.00	USD	723	(10,923)
Marathon Oil Corp.	539	04/18/19	USD	18.00	USD	901	(5,120)
Microsoft Corp.	162	04/18/19	USD	110.00	USD	1,911	(134,460)
Molson Coors Brewing Co.	230	04/18/19	USD	62.50	USD	1,372	(4,600)
Norfolk Southern Corp.	110	04/18/19	USD	185.00	USD	2,056	(51,150)
Novartis ADR Representing AG	28	04/18/19	USD	91.50	USD	269	(14,382)
O’Reilly Automotive, Inc.	114	04/18/19	USD	380.00	USD	4,427	(153,900)
Packaging Corp. of America	460	04/18/19	USD	100.00	USD	4,571	(77,050)
Pfizer, Inc.	69	04/18/19	USD	43.00	USD	293	(2,656)
Pfizer, Inc.	146	04/18/19	USD	42.00	USD	620	(13,651)
Pfizer, Inc.	63	04/18/19	USD	42.50	USD	268	(3,937)
SLM Corp.	1,753	04/18/19	USD	11.00	USD	1,737	(40,319)
SunTrust Banks, Inc.	615	04/18/19	USD	62.50	USD	3,644	(19,065)
Suncor Energy, Inc.	298	04/18/19	USD	35.00	USD	966	(1,341)
Taiwan Semiconductor Manufacturing Co. Ltd.	360	04/18/19	USD	40.00	USD	1,475	(56,700)
Taiwan Semiconductor Manufacturing Co. Ltd.	50	04/18/19	USD	39.00	USD	205	(11,875)
U.S. Bancorp	308	04/18/19	USD	52.50	USD	1,484	(616)
UnitedHealth Group, Inc.	189	04/18/19	USD	250.00	USD	4,673	(95,445)
Walmart, Inc.	167	04/18/19	USD	99.50	USD	1,629	(8,350)
Alphabet, Inc., Class A	1	04/26/19	USD	1,195.00	USD	117	(1,450)
Alphabet, Inc., Class A	12	04/26/19	USD	1,232.50	USD	1,412	(7,320)
Altria Group, Inc.	319	04/26/19	USD	57.50	USD	1,832	(44,022)
Apple, Inc.	120	04/26/19	USD	185.00	USD	2,279	(86,100)
BP PLC	223	04/26/19	USD	43.00	USD	975	(27,764)
Bank of America Corp.	355	04/26/19	USD	29.50	USD	979	(4,437)
Bank of America Corp.	230	04/26/19	USD	29.60	USD	635	(2,653)
Baxter International, Inc.	154	04/26/19	USD	78.50	USD	1,252	(58,135)
Biogen, Inc.	49	04/26/19	USD	337.50	USD	1,158	(2,205)
Chevron Corp.	125	04/26/19	USD	128.00	USD	1,540	(7,750)
Cisco Systems, Inc.	334	04/26/19	USD	52.50	USD	1,803	(59,118)
Cognizant Technology Solutions Corp., Class A	30	04/26/19	USD	73.00	USD	217	(3,375)
Comcast Corp., Class A	200	04/26/19	USD	39.00	USD	800	(30,800)
D.R. Horton, Inc.	278	04/26/19	USD	43.00	USD	1,150	(26,549)
DISH Network Corp., Class A	342	04/26/19	USD	34.00	USD	1,084	(18,810)
Delta Air Lines, Inc.	180	04/26/19	USD	53.00	USD	930	(18,270)
Dollar General Corp.	194	04/26/19	USD	117.00	USD	2,314	(73,720)
Dollar General Corp.	165	04/26/19	USD	102.00	USD	1,733	(71,775)
Dollar General Corp.	76	04/26/19	USD	105.00	USD	798	(18,240)
DowDuPont, Inc.	177	04/26/19	USD	57.50	USD	944	(4,248)
E*Trade Financial Corp.	176	04/26/19	USD	48.50	USD	817	(11,792)
Emerson Electric Co.	162	04/26/19	USD	69.00	USD	1,109	(17,010)
Freeport-McMoRan, Inc.	569	04/26/19	USD	13.50	USD	733	(21,338)
Gilead Sciences, Inc.	69	04/26/19	USD	66.50	USD	449	(6,555)
JPMorgan Chase & Co.	217	04/26/19	USD	107.00	USD	2,197	(5,208)
Lowe’s Cos., Inc.	218	04/26/19	USD	103.00	USD	2,386	(151,510)
Marathon Oil Corp.	963	04/26/19	USD	18.50	USD	1,609	(8,185)
Microsoft Corp.	162	04/26/19	USD	111.00	USD	1,911	(131,625)
Molson Coors Brewing Co.	256	04/26/19	USD	61.50	USD	1,527	(15,360)
Norfolk Southern Corp.	135	04/26/19	USD	182.50	USD	2,523	(103,950)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Pfizer, Inc.	138	04/26/19	USD	42.50	USD	586	$(10,281)
Pfizer, Inc.	126	04/26/19	USD	43.00	USD	535	(6,174)
Suncor Energy, Inc.	277	04/26/19	USD	34.50	USD	898	(6,371)
U.S. Bancorp	277	04/26/19	USD	51.50	USD	1,335	(2,493)
UnitedHealth Group, Inc.	189	04/26/19	USD	250.00	USD	4,673	(104,895)
Walmart, Inc.	230	04/26/19	USD	101.00	USD	2,243	(7,475)
Novartis ADR Representing AG	297	04/29/19	USD	89.25	USD	2,855	(219,123)
Taiwan Semiconductor Manufacturing Co. Ltd.	108	04/29/19	USD	40.79	USD	442	(14,884)
Novo Nordisk A/S	419	04/30/19	USD	52.45	USD	2,192	(54,724)
Alphabet, Inc., Class A	4	05/03/19	USD	1,185.00	USD	471	(13,680)
Apple, Inc.	71	05/03/19	USD	195.00	USD	1,349	(31,063)
Baxter International, Inc.	135	05/03/19	USD	81.00	USD	1,098	(30,645)
Carnival Corp.	447	05/03/19	USD	51.50	USD	2,267	(40,230)
Chevron Corp.	446	05/03/19	USD	126.00	USD	5,494	(106,817)
Cisco Systems, Inc.	329	05/03/19	USD	53.50	USD	1,776	(40,961)
Cisco Systems, Inc.	170	05/03/19	USD	53.75	USD	918	(24,096)
Cognizant Technology Solutions Corp., Class A	30	05/03/19	USD	73.00	USD	217	(5,850)
Comcast Corp., Class A	355	05/03/19	USD	39.51	USD	1,419	(46,658)
D.R. Horton, Inc.	198	05/03/19	USD	42.50	USD	819	(28,116)
DISH Network Corp., Class A	342	05/03/19	USD	34.00	USD	1,084	(20,520)
Delta Air Lines, Inc.	187	05/03/19	USD	52.00	USD	966	(30,481)
Dollar General Corp.	47	05/03/19	USD	122.00	USD	561	(7,285)
DowDuPont, Inc.	202	05/03/19	USD	56.00	USD	1,077	(15,554)
Fortive Corp.	50	05/03/19	USD	85.50	USD	419	(9,650)
Freeport-McMoRan, Inc.	755	05/03/19	USD	13.50	USD	973	(32,465)
Gilead Sciences, Inc.	288	05/03/19	USD	66.50	USD	1,872	(41,328)
JPMorgan Chase & Co.	36	05/03/19	USD	104.00	USD	364	(3,636)
JPMorgan Chase & Co.	27	05/03/19	USD	103.00	USD	273	(3,645)
Lowe’s Cos., Inc.	192	05/03/19	USD	107.00	USD	2,102	(76,800)
Marathon Oil Corp.	455	05/03/19	USD	18.50	USD	760	(7,735)
Microsoft Corp.	61	05/03/19	USD	120.00	USD	719	(15,250)
Microsoft Corp.	185	05/03/19	USD	117.21	USD	2,182	(70,759)
Molson Coors Brewing Co.	304	05/03/19	USD	61.50	USD	1,813	(37,240)
Norfolk Southern Corp.	42	05/03/19	USD	190.00	USD	785	(15,540)
Pfizer, Inc.	379	05/03/19	USD	43.00	USD	1,610	(28,615)
Suncor Energy, Inc.	187	05/03/19	USD	33.50	USD	606	(9,350)
U.S. Bancorp	142	05/03/19	USD	50.00	USD	684	(5,964)
Walmart, Inc.	315	05/03/19	USD	98.50	USD	3,072	(41,423)
Altria Group, Inc.	479	05/10/19	USD	57.00	USD	2,751	(97,956)
BP PLC	152	05/10/19	USD	44.00	USD	665	(15,428)
Cisco Systems, Inc.	170	05/10/19	USD	53.75	USD	918	(26,593)
Comcast Corp., Class A	218	05/10/19	USD	41.00	USD	872	(15,151)
Dollar General Corp.	63	05/10/19	USD	122.00	USD	752	(11,812)
DowDuPont, Inc.	101	05/10/19	USD	55.50	USD	538	(10,251)
Emerson Electric Co.	387	05/10/19	USD	70.00	USD	2,650	(48,375)
Freeport-McMoRan, Inc.	385	05/10/19	USD	14.00	USD	496	(12,320)
Humana, Inc.	47	05/10/19	USD	275.00	USD	1,250	(26,320)
Microsoft Corp.	228	05/10/19	USD	118.25	USD	2,689	(82,460)
AES Corp.	922	05/17/19	USD	18.00	USD	1,667	(57,625)
Alphabet, Inc., Class A	13	05/17/19	USD	1,200.00	USD	1,530	(42,185)
Altria Group, Inc.	708	05/17/19	USD	57.50	USD	4,066	(129,210)
Apple, Inc.	69	05/17/19	USD	195.00	USD	1,311	(33,293)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BP PLC	152	05/17/19	USD	44.00	USD	665	$(15,428)
Bank of America Corp.	460	05/17/19	USD	30.00	USD	1,269	(8,970)
CDK Global, Inc.	188	05/17/19	USD	60.00	USD	1,106	(30,550)
CDW Corp.	97	05/17/19	USD	100.00	USD	935	(21,825)
Carnival Corp.	459	05/17/19	USD	58.50	USD	2,328	(21,975)
Cisco Systems, Inc.	225	05/17/19	USD	51.75	USD	1,215	(68,649)
Cognizant Technology Solutions Corp., Class A	30	05/17/19	USD	72.50	USD	217	(7,200)
Comcast Corp., Class A	425	05/17/19	USD	40.00	USD	1,699	(50,788)
D.R. Horton, Inc.	198	05/17/19	USD	44.00	USD	819	(20,295)
DISH Network Corp., Class A	477	05/17/19	USD	32.50	USD	1,512	(85,860)
Dollar General Corp.	47	05/17/19	USD	122.00	USD	561	(10,393)
Dollar Tree, Inc.	194	05/17/19	USD	105.00	USD	2,038	(63,050)
DowDuPont, Inc.	177	05/17/19	USD	57.50	USD	944	(11,062)
E*Trade Financial Corp.	197	05/17/19	USD	50.00	USD	915	(13,593)
Freeport-McMoRan, Inc.	498	05/17/19	USD	14.00	USD	642	(18,177)
Gilead Sciences, Inc.	181	05/17/19	USD	67.50	USD	1,177	(26,064)
Humana, Inc.	78	05/17/19	USD	295.00	USD	2,075	(12,480)
J.M. Smucker Co.	207	05/17/19	USD	120.00	USD	2,412	(36,743)
JPMorgan Chase & Co.	17	05/17/19	USD	105.00	USD	172	(1,802)
Laboratory Corp. of America Holdings	279	05/17/19	USD	160.00	USD	4,268	(67,658)
Lennar Corp., Class A	150	05/17/19	USD	52.50	USD	736	(12,675)
Lowe’s Cos., Inc.	153	05/17/19	USD	110.00	USD	1,675	(42,152)
Marathon Oil Corp.	313	05/17/19	USD	18.00	USD	523	(11,424)
Microsoft Corp.	61	05/17/19	USD	120.00	USD	719	(17,416)
Microsoft Corp.	185	05/17/19	USD	117.21	USD	2,182	(73,369)
Novo Nordisk A/S	419	05/17/19	USD	49.75	USD	2,192	(139,159)
O’Reilly Automotive, Inc.	101	05/17/19	USD	380.00	USD	3,922	(210,080)
Pfizer, Inc.	130	05/17/19	USD	43.00	USD	552	(10,270)
Regions Financial Corp.	584	05/17/19	USD	16.00	USD	826	(4,964)
U.S. Bancorp	229	05/17/19	USD	52.50	USD	1,104	(2,519)
UnitedHealth Group, Inc.	52	05/17/19	USD	260.00	USD	1,286	(18,330)
AES Corp.	902	06/03/19	USD	18.15	USD	1,631	(53,002)
Novo Nordisk A/S	612	06/03/19	USD	52.50	USD	3,201	(118,580)

							$(7,278,597)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SLM Corp.	Credit Suisse International	146,900	04/04/19	USD	11.05	USD	1,456	$(123)
Ally Financial, Inc.	Citibank N.A.	64,200	04/09/19	USD	27.53	USD	1,765	(31,972)
Centene Corp.	Citibank N.A.	46,800	04/15/19	USD	63.91	USD	2,485	(192)
Regions Financial Corp.	JPMorgan Chase Bank N.A.	50,400	04/15/19	USD	15.81	USD	713	(678)
Baxter International, Inc.	JPMorgan Chase Bank N.A.	10,700	04/18/19	USD	76.28	USD	870	(57,510)
SunTrust Banks, Inc.	Citibank N.A.	47,800	04/23/19	USD	65.85	USD	2,832	(12,668)
Regions Financial Corp.	Barclays Bank PLC	50,300	05/02/19	USD	14.84	USD	712	(10,945)
AES Corp.	Citibank N.A.	91,500	05/06/19	USD	18.18	USD	1,654	(41,146)
AES Corp.	Citibank N.A.	35,600	05/09/19	USD	18.02	USD	644	(19,185)
Centene Corp.	Barclays Bank PLC	26,900	05/13/19	USD	61.04	USD	1,428	(12,390)
Kar Auction Services, Inc.	JPMorgan Chase Bank N.A.	30,300	05/15/19	USD	51.41	USD	1,555	(67,369)
Packaging Corp. of America	Goldman Sachs International	17,100	05/15/19	USD	$98.75	USD	1,699	(72,078)

								$(326,256)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$741,402,886	$—	$—	$741,402,886
Short-Term Securities	2,902,413	—	—	2,902,413

	$744,305,299	$—	$—	$744,305,299

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(5,999,835)	$(1,605,018)	$—	$(7,604,853)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are options written which are shown at value.

During the period ended March 31, 2019, there were no transfers between levels.

8